UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0229

Seligman Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Growth Fund, Inc.

Schedule of Investments (unaudited)
March 31, 2005

	Shares, Warrants or Principal Amount		Value
Common Stocks and Warrants 99.4%
Aerospace and Defense - 2.6%
Boeing	200,800	shs.	$11,738,768
Airlines - 0.5%
Southwest Airlines	170,800		2,432,192
Automobiles - 0.6%
Harley-Davidson	49,400		2,853,344
Beverages - 3.6%
Coca-Cola	200,120		8,339,000
PepsiCo	150,100		7,959,803
			16,298,803
Biotechnology - 5.6%
Amgen*	175,530		10,210,580
Celgene*	69,400		2,362,723
Chiron*	63,100		2,212,917
Genentech*	102,800		5,819,508
Genzyme*	40,700		2,330,279
Gilead Sciences*	71,000		2,541,445
			25,477,452
Commercial Services and Supplies - 1.7%
Cendant	160,500		3,296,670
Waste Management	156,300		4,509,255
			7,805,925
Communications Equipment - 4.4%
Cisco Systems*	581,350		10,414,885
Corning*	435,300		4,844,889
Lucent Technologies (warrants)*	247,582	wts.	167,118
QUALCOMM	127,300	shs.	4,663,636
			20,090,528
Computers and Peripherals - 3.2%
Dell*	118,580		4,556,437
EMC*	262,200		3,230,304
International Business Machines	77,430		7,075,553
			14,862,294
Construction and Engineering - 1.1%
Fluor	90,500		5,016,415

Consumer Finances - 0.6%
American Express	53,500		2,748,295

Energy Equipment and Services - 2.9%
Halliburton	138,900		6,007,425
Schlumberger	101,200		7,132,576
			13,140,001

Food and Staples Retailing - 1.0%
Wal-Mart Stores	89,900		4,504,889
Health Care Equipment and Supplies - 5.5%
C.R. Bard	107,300		7,304,984
Baxter International	138,600		4,709,628
Boston Scientific*	70,400		2,062,016
Medtronic	134,600		6,857,870
Zimmer Holdings*	53,000		4,123,930
			25,058,428

Seligman Growth Fund, Inc.

Schedule of Investments (unaudited)
March 31, 2005

Health Care Providers and Services - 5.7%
Cardinal Health	95,300	$ 5,317,740
Express Scripts*	32,700	2,850,786
HCA	99,400	5,324,858
PacifiCare Health Systems*	46,700	2,658,164
Quest Diagnostics	24,200	2,544,146
UnitedHealth Group	48,200	4,597,316
WellPoint*	21,500	2,695,025
		25,988,035
Hotels, Restaurants and Leisure - 4.8%
Hilton Hotels	479,200	10,710,120
McDonald's	213,900	6,660,846
Wendy's International	120,500	4,704,320
		22,075,286
Household Durables - 1.6%
Sony (ADR)	186,200	7,451,724
Household Products - 4.7%
Kimberly-Clark	106,800	7,019,964
Procter & Gamble	275,740	14,614,220
		21,634,184
Industrial Conglomerates - 7.3%
3M	59,400	5,089,986
General Electric	653,190	23,554,031
Tyco International	142,300	4,809,740
		33,453,757
Insurance - 3.1%
AFLAC	216,600	8,070,516
American International Group	110,000	6,095,100
		14,165,616
Internet and Catalog Retail - 1.3%
eBay*	158,600	5,908,643
Internet Software and Services - 0.5%
Yahoo!*	68,100	2,312,336
Machinery - 2.0%
Caterpillar	100,000	9,144,000
Media - 3.8%
Comcast (Class A)*	225,500	7,603,860
Time Warner*	558,000	9,792,900
		17,396,760
Multi-Line Retail - 1.4%
Target	132,500	6,627,650
Pharmaceuticals - 15.6%
Abbott Laboratories	198,000	9,230,760
Johnson & Johnson	306,260	20,568,422
Eli Lilly	88,400	4,605,640
Merck	83,800	2,712,606
Pfizer	747,968	19,649,119
Sanofi-Aventis (ADR)	67,000	2,836,780
Schering-Plough	254,800	4,624,620
Wyeth	169,800	7,162,164
		71,390,111
Semiconductors and Semiconductor Equipment - 4.9%
Intel	640,560	14,880,209
Texas Instruments	304,500	7,761,705
		22,641,914

Seligman Growth Fund, Inc.

Schedule of Investments (unaudited)
March 31, 2005

Software - 3.5%
Computer Associates International	108,059	$2,928,399
Microsoft	552,100	13,341,496
		16,269,895
Specialty Retail - 2.9%
Bed Bath & Beyond*	235,600	8,613,536
The Gap	208,500	4,553,640
		13,167,176
Thrifts and Mortgage Finance - 1.3%
Fannie Mae	113,300	6,169,185
Tobacco - 1.7%
Altria Group	118,500	7,748,715
Total Common Stocks		455,572,321
Fixed Time Deposits - 2.2%
BNP Paribas, Grand Cayman 2.86%, 4/1/2005	$10,299,000	10,299,000
Total Investments 101.6%		465,871,321
Other Assets Less Liabilities - (1.6)%		(7,207,829)
Net Assets - 100.0%		$458,663,492
_____________
* Non-income producing security.
ADR — American Depositary Receipts.
The cost of investments for federal income tax purposes was $456,827,381. The tax basis gross appreciation and depreciation of portfolio securities were $38,173,441 and $29,129,501, respectively. Net appreciation was $9,043,940.
Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2005

SELIGMAN GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)
CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Growth Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005
/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Growth Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005
/s/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer